Intangible Assets - Schedule of Intangible Assets and Related Amortization Expense (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 129	$ 121
Accumulated Amortization		(59)	(47)
Net Carrying Amount	$ 72	70	74
Management Agreements
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount		88	88
Accumulated Amortization		(33)	(28)
Net Carrying Amount		55	60
Capitalized Software
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount		41	33
Accumulated Amortization		(26)	(19)
Net Carrying Amount		$ 15	$ 14